INTANGIBLE ASSETS (Details) - Intangible assets components (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets components [Abstract]
Capitalized Software Development Costs	$ 1,592,679	$ 1,276,406	$ 948,153
Less: Accumulated amortization	(567,067)	(352,957)	(133,279)
Net capitalized development costs	$ 1,025,612	$ 923,449	$ 814,874